Convertible Note (Details Narrative) - Convertible Note [Member] - USD ($)	Jun. 08, 2018	Sep. 30, 2018
Debt instrument face value	$ 2,500
Interest rate	10.00%
Debt instrument maturity date	Dec. 08, 2019
Convertible debt		$ 2,500